Annual Fund Operating Expenses - Global X Funds - Global X Conscious Companies ETF - Global X Conscious Companies ETF Class	Apr. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%

[1]	Management fees have been restated to reflect current fees.